B6 Customer contract related balances (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Schedule of Trade Receivables, Customer Finance, Contract Assets and Contract Liabilities
Trade receivables, customer ﬁnance, contract assets and contract liabilities
	2019	2018
Customer ﬁnance credits	3,756	2,884
Trade receivables	43,069	51,172
Contract assets	12,171	13,178
Contract liabilities	29,041	29,348

Summary of Significant Movements in Contract Assets and Liabilities
Revenue recognized in the period
	2019	2018
Revenue recognized in the year relating to the opening contract liability balance	23,461	22,447
Revenue recognized relating to performance obligations satisﬁed in prior reporting periods	31	(1,148)

Transaction price allocated to the remaining performance obligations
	2019	2018
Aggregate amount of transaction price allocated to unsatisﬁed or partially unsatisﬁed performance obligations	101,474	104,519